Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Analysis of income and expense [abstract]
Business transformation program (1)	€ 14.2	€ 14.4	€ 35.4	€ 47.2
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (4.1)	€ (3.6)	(11.5)	(12.5)
Payments relating to exceptional items			(48.4)	(55.6)
Depreciation and amortization			€ 79.9	€ 71.4